ProShares Nasdaq-100 Income Accelerator ETF Annual Fund Operating Expenses - ProShares Nasdaq-100 Income Accelerator ETF - None	May 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.72%

[1]	“Other Expenses” are estimated.